Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Supplemental Cash Flow Information [Abstract]
Income taxes	$ 8,546	$ 20,234	$ 18,616
Interest	3,591	3,972	1,795
Noncash investing and financing activities:
Preferred units received in SolmeteX, LLC	466
Accrued capital additions	1,096	1,896	3,537
Deferred debt issuance costs			1,716
Capital lease obligations	$ 1,440		$ 300